Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Joseph Zubretsky (1)	Compensation Actually Paid to Joseph Zubretsky (1),(2),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income	Adjusted EPS (5)
					TSR	Peer Group TSR
	($)	($)	($)	($)	($)	($)	($ Millions)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$22,131,256	$41,668,352	$5,392,703	$9,278,192	$243.36	$155.74	$792	$17.92
2021	$19,961,698	$75,905,547	$4,196,221	$10,545,861	$234.42	$144.27	$659	$13.54
2020	$17,812,327	$58,165,935	$4,428,117	$8,983,969	$156.74	$107.67	$673	$10.67

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Joseph Zubretsky was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Mark L. Keim	Mark L. Keim	Mark L. Keim
Jeff D. Barlow	Jeff D. Barlow	Jeff D. Barlow
James E. Woys	James E. Woys	James E. Woys
Marc S. Russo	Marc S. Russo	Marc S. Russo
Thomas L. Tran	Thomas L. Tran

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the peer companies (the “Compensation Peer Group”) used for compensation benchmarking purposes for the years reflected in the table above, which are listed in our Compensation Discussion & Analysis section of the proxy statement for the respective year. The Peer Group TSR is weighted according to the respective peer companies’ stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Compensation Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 22,131,256	$ 19,961,698	$ 17,812,327
PEO Actually Paid Compensation Amount	$ 41,668,352	75,905,547	58,165,935
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Joseph Zubretsky	Exclusion of Change in Pension Value for Joseph Zubretsky	Exclusion of Stock Awards for Joseph Zubretsky	Inclusion of Equity Values for Joseph Zubretsky	Compensation Actually Paid to Joseph Zubretsky
	($)	($)	($)	($)	($)
2022	$22,131,256	$—	$(14,999,868)	$34,536,964	$41,668,352
2021	$19,961,698	$—	$(15,000,089)	$70,943,938	$75,905,547
2020	$17,812,327	$—	$(13,749,987)	$54,103,595	$58,165,935

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph Zubretsky	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Joseph Zubretsky	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joseph Zubretsky	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Joseph Zubretsky	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Joseph Zubretsky	Total - Inclusion of Equity Values for Joseph Zubretsky
	($)	($)	($)	($)	($)	($)
2022	$18,454,803	$17,007,213	$—	$(925,052)	$—	$34,536,964
2021	$25,762,142	$43,145,735	$—	$2,036,061	$—	$70,943,938
2020	$23,862,483	$23,545,239	$—	$6,695,873	$—	$54,103,595

Non-PEO NEO Average Total Compensation Amount	$ 5,392,703	4,196,221	4,428,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,278,192	10,545,861	8,983,969
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)
2022	$5,392,703	$—	$(3,124,960)	$7,010,449	$9,278,192
2021	$4,196,221	$(30,208)	$(2,149,994)	$8,529,842	$10,545,861
2020	$4,428,117	$(17,585)	$(2,760,008)	$7,333,445	$8,983,969

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2022	$3,844,726	$3,277,011	$—	$(111,288)	$—	$7,010,449
2021	$3,692,508	$5,543,502	$—	$288,015	$(994,183)	$8,529,842
2020	$4,684,490	$2,673,295	$—	$(24,340)	$—	$7,333,445

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EPS during the three most recently completed fiscal years. The equity compensation actually paid to the PEO and NEOs was significantly impacted by stock price appreciation related both to the Company’s financial results and to its forward P/E multiple from significant actual and expected revenue growth.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Compensation Peer Group over the same period.
Tabular List [Table Text Block]
The following table presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. No other financial performance measures were used for this purpose.

Performance Measures
Adjusted EPS

Total Shareholder Return Amount	$ 243.36	234.42	156.74
Peer Group Total Shareholder Return Amount	155.74	144.27	107.67
Net Income (Loss)	$ 792	$ 659	$ 673
Company Selected Measure Amount	17.92	13.54	10.67
PEO Name	Joseph Zubretsky
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	We determined Adjusted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EPS represents adjusted net income divided by weighted average common shares outstanding on a fully diluted basis. Adjusted net income represents GAAP net income recognizing adjustments, net of tax. Adjustments represent additions and deductions to GAAP net income which include the non-cash impact of amortization of acquired intangible assets, acquisition-related expenses, and the impact of certain expenses and other items that management believes are not indicative of longer-term business trends and operations. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,999,868)	(15,000,089)	(13,749,987)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,536,964	70,943,938	54,103,595
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	18,454,803	25,762,142	23,862,483
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	17,007,213	43,145,735	23,545,239
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(925,052)	2,036,061	6,695,873
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(30,208)	(17,585)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,124,960)	(2,149,994)	(2,760,008)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,010,449	8,529,842	7,333,445
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,844,726	3,692,508	4,684,490
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,277,011	5,543,502	2,673,295
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(111,288)	288,015	(24,340)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (994,183)	$ 0